Investment in Unconsolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Subsidiaries [Abstract]
Summarized financial information of the Company's investment in unconsolidated subsidiaries

	As of December 31,
	2012	2011
Total assets (1)	$35,192	$113,435
Total liabilities (1)	25,250	78,570

	For the year ended December 31,
	2012	2011	2010
Total revenues	$159,356	$121,452	$67,470
Net income	58,565	42,905	22,385

(1)	Excludes the financial information of BBAM LP as of December 31, 2012. The Company sold its interest in BBAM LP on December 28, 2012.